Average Annual Total Returns (International Value Trust)	12 Months Ended
May 01, 2011
MSCI EAFE Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	8.21%
Five Year	2.94%
Ten Year	3.94%
Series I, International Value Trust
Average Annual Return:
One Year	7.98%
Five Year	3.59%
Ten Year	5.56%
Date of Inception	May 01, 1999
Series II, International Value Trust
Average Annual Return:
One Year	7.77%
Five Year	3.39%
Ten Year	5.39%
Date of Inception	Jan. 28, 2002
Series NAV, International Value Trust
Average Annual Return:
One Year	8.00%
Five Year	3.65%
Ten Year	5.57%
Date of Inception	Feb. 28, 2005